FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2019
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

Financial assets by category

				Mandatorily measured at fair
	Amortized cost			value through profit or loss
Financial asset	06/30/2019	06/30/2018	06/30/2017	06/30/2019	06/30/2018	06/30/2017
Cash and cash equivalents	3,450,873	2,215,103	1,679,478	—	—	—
Other financial assets	4,703,688	4,781,679	5,027,516	356,233	12,526	4,275
Trade receivables	59,236,377	52,888,427	41,675,918	—	—	—
Other receivables (*)	1,566,732	7,742,120	5,426,257	—	—	—
Total	68,957,670	67,627,329	53,809,169	356,233	12,526	4,275

(*)Advances expenses and tax balances are not included.

Schedule financial liabilities by category

Financial liabilities by category

				Mandatorily measured at fair
	Amortized cost			value through profit or loss
Financial liability	06/30/2019	06/30/2018	06/30/2017	06/30/2019	06/30/2018	06/30/2017
Trade Payables and other payables	40,578,494	27,708,830	22,794,716	—	—	—
Borrowings	103,556,730	91,017,133	74,990,135	—	—	—
Employee benefits and social security	5,357,218	4,411,713	5,047,045	—	—	—
Financed payment - Acquisition of business	2,826,611	22,874,609	27,400,173	—	—	—
Warrrants	—	—	—	2,861,511	—	—
Puttable instruments	—	—	—	—	—	2,500,000
Total	152,319,053	146,012,285	130,232,069	2,861,511	—	2,500,000

Schedule of fair value by hierarchy

Measurement at fair value at 06/30/2019	Level 1	Level 2	Level 3

Financial assets at fair value
Other financial assets	356,233	—	—

Financial liabilities valued at fair value
Private warrants	—	—	2,861,511

Measurement at fair value at 06/30/2018	Level 1	Level 2	Level 3

Financial assets at fair value
Other financial assets	12,526	—	—

Measurement at fair value at 06/30/2017	Level 1	Level 2	Level 3

Financial assets at fair value
Other financial assets	4,275	—	—

Financial liabilities valued at fair value
Puttable Instruments	—	2,500,000	—

Schedule of changes in financial liabilities valued at fair value level 3

06/30/2019
As of the beginning of the year	—
Warrants issued in business combination	3,432,723
Changes in finance results	(571,212)
As of the end of the year	2,861,511

Schedule of contractual maturities of financial liabilities

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2019	months	months	years	five years	years
Trade Payables and other payables	12,854,579	28,987,009	476,482	—	—
Borrowings	29,051,271	40,097,864	38,524,384	—	—
Financed payment - Acquisition of business	—	2,937,500	—	—	—
Total	41,905,850	72,022,373	39,000,866	—	—

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2018	months	months	years	five years	years
Trade Payables and other payables	27,352,381	356,449	—	—	—
Borrowings	26,927,533	39,047,778	27,190,055	—	—
Financed payment - Acquisition of business	2,937,500	17,922,500	2,937,500	—	—
Total	57,217,414	57,326,727	30,127,555	—	—

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2017	months	months	years	five years	years
Trade Payables and other payables	16,411,513	6,385,733	151	—	—
Borrowings	14,581,309	22,418,530	45,088,841	—	—
Financed payment - Acquisition of business	—	6,219,980	21,180,193	—	—
Total	30,992,822	35,024,243	66,269,185	—	—

Credit risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of loss allowances

On that basis, the loss allowance as at 30, June 2019 was determined as follows:

				More	More
		More than	More than	than 120	than 180	More than
		15 days	60 days	days	days	365 days
June, 30 2019	Current	past due	past due	past due	past due	past due	Total
Expected Loss rate	0.27%	0.32%	0.32%	0.32%	0.32%	100.00%
Gross carrying amount-trade receivables	19,253,504	8,221,475	1,762,134	974,658	771,480	3,345,664	34,328,915
Loss allowance	52,913	26,104	5,595	3,095	2,449	3,345,664	3,435,820

Currency Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

Net foreign currency position	06/30/2019	06/30/2018	06/30/2017
Amount expressed in USD	(40,513,954)	(28,861,129)	(17,917,954)

Interest Rate Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

	06/30/2019	06/30/2018	06/30/2017
	Carrying	Carrying	Carrying
	amount	amount	amount
Fixed-rate instruments
Current financial liabilities	(69,126,607)	(82,888,890)	(33,480,167)
Non-current financial liabilities	(37,006,581)	(27,168,905)	(61,456,073)

Variable-rate instruments
Current financial liabilities	(177,213)	(2,643,628)	(6,777,784)
Non-current financial liabilities	(72,940)	(1,190,319)	(676,284)